property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
property, plant and equipment
Property, plant and equipment at beginning of period			$ 15,926
Depreciation	$ 536	$ 527	1,087	$ 1,051
Property, plant and equipment at end of period	16,282		16,282
Additions in respect of asset retirement obligations	(222)		(222)
Contractual commitments for the acquisition of property, plant and equipment	446		446		$ 574
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			14,203
Property, plant and equipment at end of period	14,606		14,606
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			11,440
Property, plant and equipment at end of period	11,332		11,332
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,330
Property, plant and equipment at end of period	1,324		1,324
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			587
Property, plant and equipment at end of period	644		644
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			75
Property, plant and equipment at end of period	83		83
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			771
Property, plant and equipment at end of period	1,223		1,223
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,723
Property, plant and equipment at end of period	1,676		1,676
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			530
Property, plant and equipment at end of period	459		459
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,128
Property, plant and equipment at end of period	1,147		1,147
Impairment of assets			1
Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period			65
Property, plant and equipment at end of period	70		70
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period			42,805
Additions			1,368
Additions arising from business acquisitions			12
Dispositions, retirements and other			(388)
Net foreign exchange differences			(15)
Property, plant and equipment at end of period	43,782		43,782
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			40,418
Additions			1,217
Additions arising from business acquisitions			10
Transfers			50
Dispositions, retirements and other			(371)
Net foreign exchange differences			(5)
Property, plant and equipment at end of period	41,319		41,319
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			34,510
Additions			240
Additions arising from business acquisitions			1
Transfers			38
Dispositions, retirements and other			(393)
Assets under construction put into service	380		380
Property, plant and equipment at end of period	34,776		34,776
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,537
Additions			16
Additions arising from business acquisitions			7
Dispositions, retirements and other			(6)
Assets under construction put into service	40		40
Net foreign exchange differences			(1)
Property, plant and equipment at end of period	3,593		3,593
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			1,525
Additions			31
Additions arising from business acquisitions			2
Transfers			12
Dispositions, retirements and other			28
Assets under construction put into service	49		49
Net foreign exchange differences			(3)
Property, plant and equipment at end of period	1,644		1,644
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			75
Additions			8
Property, plant and equipment at end of period	83		83
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			771
Additions			922
Assets under construction put into service	(469)		(469)
Net foreign exchange differences			(1)
Property, plant and equipment at end of period	1,223		1,223
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			2,387
Additions			151
Additions arising from business acquisitions			2
Transfers			(50)
Dispositions, retirements and other			(17)
Net foreign exchange differences			(10)
Property, plant and equipment at end of period	2,463		2,463
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			594
Transfers			(50)
Property, plant and equipment at end of period	544		544
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,694
Additions			138
Additions arising from business acquisitions			2
Dispositions, retirements and other			(15)
Net foreign exchange differences			(10)
Property, plant and equipment at end of period	1,809		1,809
Cost/Gross amount | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period			99
Additions			13
Dispositions, retirements and other			(2)
Property, plant and equipment at end of period	110		110
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period			(26,879)
Depreciation			1,087
Dispositions, retirements and other			(456)
Net foreign exchange differences			(10)
Property, plant and equipment at end of period	(27,500)		(27,500)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			(26,215)
Depreciation			930
Transfers			16
Dispositions, retirements and other			(445)
Net foreign exchange differences			(3)
Property, plant and equipment at end of period	(26,713)		(26,713)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(23,070)
Depreciation			772
Transfers			9
Dispositions, retirements and other			(407)
Property, plant and equipment at end of period	(23,444)		(23,444)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			(2,207)
Depreciation			68
Dispositions, retirements and other			(5)
Net foreign exchange differences			(1)
Property, plant and equipment at end of period	(2,269)		(2,269)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period			(938)
Depreciation			90
Transfers			7
Dispositions, retirements and other			(33)
Net foreign exchange differences			(2)
Property, plant and equipment at end of period	(1,000)		(1,000)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			(664)
Depreciation			157
Transfers			(16)
Dispositions, retirements and other			(11)
Net foreign exchange differences			(7)
Property, plant and equipment at end of period	(787)		(787)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(64)
Depreciation			37
Transfers			(16)
Property, plant and equipment at end of period	(85)		(85)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			(566)
Depreciation			111
Dispositions, retirements and other			(8)
Net foreign exchange differences			(7)
Property, plant and equipment at end of period	(662)		(662)
Accumulated depreciation | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period			(34)
Depreciation			9
Dispositions, retirements and other			(3)
Property, plant and equipment at end of period	$ (40)		$ (40)